Document and Entity Information	Feb. 28, 2025
Prospectus:
Document Type	497
Entity Central Index Key	0000835663
Entity Registrant Name	GLENMEDE FUND INC
Document Creation Date	May 05, 2025
Prospectus Date	Feb. 28, 2025
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Oct. 31, 2024
Document Effective Date	May 05, 2025